Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

21.Leases

The Group has commercial lease agreements of office buildings. The leases have an average life up to nine years. The contracts for a term of less than a year fall under the recognition exemption for being short-term leases. Total lease expense for the year ended December 31, 2020 recognized under such contracts is 60 (for the year ended December 31, 2019 - 198). Future minimum lease rentals under non-cancellable lease commitments for office premises for a term less than one year as of December 31, 2020 are 21 (December 31, 2019 - 32).

For long-term contracts, right-of-use assets and lease liabilities were recognized. Right-of-use assets are included into property and equipment. The change in the balances of Right-of-use assets and Lease liabilities the year ended December 31, 2020 was as follows:

	Right-of-use assets	Lease liabilities
	Office buildings
As of January 1, 2020	1,352	1,357
Additions	263	263
Derecognition	(200)	(204)
Depreciation	(328)	—
Interest expense	—	116
Payments	—	(416)
As of December 31, 2020	1,087	1,116
Including short-term portion		354

The change in the balances of Right-of-use assets and Lease liabilities the year ended December 31, 2019 was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2019	936	1,068
Additions	891	851
Derecognition	(171)	(175)
Depreciation	(304)	—
Interest expense	—	95
Payments	—	(482)
As of December 31, 2019	1,352	1,357
Including short-term portion		340

For the amount of rent expense recognized from short-term leases and variable lease payments for year ended December 31, 2020, December 31, 2019 and December 31, 2018 see Note 24.